Condensed Consolidated Balance Sheets (Parenthetical) - € / shares	Sep. 30, 2016	Dec. 31, 2015 [1]
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	55,827,713	54,958,912
Ordinary shares, shares outstanding	55,827,713	54,958,912

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.